Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets, amortisation periods

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
a    Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

Intangible assets

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2022
Cost
As at 1 January 2022	4,718	7,180	626	1,431	908	14,863
Additions	—	1,047	18	76	19	1,160
Disposals[a]	—	(774)	(36)	(12)	(39)	(861)
Exchange and other movements	19	174	12	159	96	460
As at 31 December 2022	4,737	7,627	620	1,654	984	15,622
Accumulated amortisation and impairment
As at 1 January 2022	(825)	(3,884)	(364)	(1,300)	(429)	(6,802)
Disposals[a]	—	774	36	12	39	861
Amortisation charge	—	(946)	(50)	(44)	(69)	(1,109)
Impairment charge	—	(18)	—	—	—	(18)
Exchange and other movements	—	(121)	(7)	(143)	(44)	(315)
As at 31 December 2022	(825)	(4,195)	(385)	(1,475)	(503)	(7,383)
Net book value	3,912	3,432	235	179	481	8,239
2021
Cost
As at 1 January 2021	4,716	7,247	639	1,419	490	14,511
Additions	—	842	6	—	407	1,255
Disposals[a]	—	(894)	(15)	(5)	(3)	(917)
Exchange and other movements	2	(15)	(4)	17	14	14
As at 31 December 2021	4,718	7,180	626	1,431	908	14,863
Accumulated amortisation and impairment
As at 1 January 2021	(825)	(3,779)	(328)	(1,252)	(379)	(6,563)
Disposals[a]	—	894	15	5	3	917
Amortisation charge	—	(867)	(51)	(36)	(44)	(998)
Impairment charge	—	(127)	—	—	—	(127)
Exchange and other movements	—	(5)	—	(17)	(9)	(31)
As at 31 December 2021	(825)	(3,884)	(364)	(1,300)	(429)	(6,802)
Net book value	3,893	3,296	262	131	479	8,061

Goodwill
Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2022			2021
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,263	4,823	3,560	1,233	4,793
Barclays International	310	3,062	3,372	291	2,930	3,221
Head Office	42	2	44	42	5	47
Total	3,912	4,327	8,239	3,893	4,168	8,061

The assumptions used in the impairment test and the sensitivity of value in use to changes in the key assumptions
The outcome of the impairment review for Personal Banking, Business Banking and Cards and Payments are set out below:

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value	Value in use exceeding carrying value 2021
	£m	£m	£m	£m	£m	£m	£m
Personal Banking	5,091	2,752	928	8,771	13,438	4,667	1,489
Business Banking	1,549	629	216	2,394	9,017	6,623	3,623
Cards and Payments	3,780	229	1,531	5,540	7,138	1,598	1,025
Total	10,420	3,610	2,675	16,705	29,593	12,888	6,137
The sensitivity of the value in use to key judgements in the calculations is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	Reduction in headroom				Change required to reduce headroom to zero
						100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cash flows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Personal Banking	8,771	13,438	4,667	16.5	2.0	(944)	(596)	(279)	(1,493)	6.9	(14.8)	8.4	(31.3)
Cards and Payments	5,540	7,138	1,598	15.9	2.0	(724)	(515)	(287)	(1,005)	2.5	(3.7)	2.8	(15.9)
Total	14,311	20,576	6,265